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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com/us
October 28, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) CIK 0000909466
Ladies and Gentlemen:
On behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Funds”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 43 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendement is being filed in order to add Institutional Class shares to Invesco Van Kampen High Yield Municipal Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6724.
Very truly yours,
/s/ Elisa Mitchell
Elisa Mitchell
Counsel